FOREIGN CURRENCY FORWARD CONTRACTS (Details Narrative) € in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency forward contract assets	$ 0	$ 272
Notional value		2,098	€ 2,020
Foreign currency forward contract liabilities	$ 0	67
Forward Contracts [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Foreign currency forward contract assets		$ 8,540